SEMI-ANNUAL REPORT

Jhaveri Value Fund

A No-Load Capital Appreciation Fund

September 30, 2002

December 2, 2002

Dear Fellow Shareholders:

2002 has been an extremely tough year for investors in the stock markets.  We have seen the Nasdaq drop over 43% at its low and the S&P 500 drop over 33% at its low.   These losses combined with the losses from 2000 and 2001 have made up the worst three year bear market ever.  Since the October lows, the markets have shown some signs of resiliency.  As of 11/29/02 the Nasdaq rose 33% and the S&P 500 rose 22% from their lows.  JVF during the same time period rose 36%.  This recent rise in the market has given investors the confidence that the market has reached its low and has begun to turn around.  Although these gains are a positive sign, they have only made a small dent in the huge losses that have been suffered over the last three years.  Here are the year to date returns of JVF and the markets:

Market

Return (11/29/02)

S&P 500

- 18.4%

Nasdaq Comp

- 24.2%

Nasdaq 100

- 29.2%

JVF

- 20.6%

Market Outlook

The last three years have been a difficult time for long term investment strategies.  The internet, technology, and telecom meltdown, the 9/11 terrorist attack, large corporate bankruptcies, corporate scandals, non-stop investigations by the SEC and congressional inquiries of Enron, Worldcom, and Tyco.  All these events created excessive volatility and the market continued to make new lows.  During this period the market lost $8-$10 trillion dollars is market capitalization.

After three years of the worst bear market, there are signs of bottoming:  Consumer confidence and investment sentiment are improving, IT and capital spending and manufacturing are bottoming.  The prospect of tax relief under the republican congress and administration are very favorable.  The technicals and fundamentals of the market are showing signs that the market is poised for a long term uptrend with intermittent corrections.  The wildcard in this rosy scenario is a possible terrorist attack and other geo-political events such as a war with Iraq.

We continually fine tune and search for an investment strategy that will work in any investment environment.  The last six months we developed a short cycle investment strategy that signals short cycle reversal points in individual stocks as well as the market.  We integrate these short cycle reversal points with resistance, support, and consolidation levels to determine optimum buy and sell points.   This strategy allows us to maintain our core positions while taking advantage of short term market volatility.

We implemented this strategy in early October and under these volatile market conditions, JVF has outperformed the market.  We are very optimistic about the future performance of JVF.  We want to thank you for your continued support through these difficult times.  We wish you a happy holiday season.

Sincerely,

/s/Ramesh C. Jhaveri

/s/Saumil R. Jhaveri

Ramesh C. Jhaveri - CEO

Saumil R. Jhaveri – President

Jhaveri Value Fund

					Schedule of Investments
					September 30, 2002 (Unaudited)
Shares/Principal Amt- % of Assets		Market Value	Shares/Principal Amt- % of Assets		Market Value

COMMON STOCKS
Auto & Truck Manufacturers - 0.18%			Construction & Agriculture Machinery - 1.39%
1,000	Ford Motor Company	9,800	2,000	Caterpillar, Inc.	74,440

Aluminum & Packaging - 0.92%			Cosmetics & Personal Care - 0.83%
2,000	Alcan, Inc.	49,360	1,500	Gillette Co.	44,400

Appliance & Tool - 2.96%			Containers & Packaging - 0.32%
4,000	Maytag Corporation	92,720	1,000	Sealed Air Corp. *	16,890
2,000	The Stanley Works	65,340
		158,060	Diversified Operation - 1.78%
AeroSpace/Aircraft/Defense - 2.20%			5,500	Agilent Technologies*	71,830
1,500	Boeing Co.	51,195	14,600	Corning Inc. Glass Works *	23,360
3,500	Goodrich Corporation	66,080			95,190
		117,275	Electric Utilities - 1.53%
Beverages-Alcoholic/Soft Drink - 3.92%			4,000	Alleghany Energy, Inc.	52,400
500	Coca Cola Co.	23,980	1,500	Duke Energy Corporation	29,325
5,000	Pepsico, Inc.	184,750			81,725
		208,730	Electronic Components - 0.58%
Chemicals-Diversified - 1.07%			2,200	Tyco International Ltd.	31,020
500	Dow Chemical Company	13,655
1,200	du Pont (E.I.) deNemours & Co.	43,284	Electronic Manufacturing Services - 0.30%
		56,939	120	Agere Systems Class A *	132
Communication Services - 1.71%			2,963	Agere Systems Class B *	2,933
500	BellSouth Corporation	9,180	1,000	Celestica, Inc. *	13,100
3,000	Verizon Communications	82,320			16,165
		91,500	Electronic Instruments & Controls - 0.12%
Computer Hardware - 0.55%			2,300	Sanmina SCI-Corp. *	6,371
500	International Business Machines	29,195
			Electronic Equipment - 4.43%
Computer Integrated Systems - 0.69%			6,000	General Electric Co.	147,900
4,700	Oracle Corp. *	36,942	4,100	Honeywell International	88,806
					236,706
Computer-Software - 11.45%			Electronic-Semiconductors - 8.26%
14,000	Microsoft Corp.*	611,660	20,700	Intel Corp.	287,523
			6,600	Motorola Inc.	67,188
Computer-Local Network - 2.84%			5,900	Texas Instruments, Inc.	87,143
14,500	Cisco Systems Inc.*	151,960			441,854
			Finance-Investment Brokers - 1.72%
Computer-Mini/Micro - 6.99%			2,000	Merrill Lynch & Co. Inc.	65,900
8,500	Dell Computer Corp.*	199,920	3,000	Schwab (Charles) Corp.	26,100
12,969	Hewlett-Packard Co.	151,348			92,000
8,600	Sun Microsystems *	22,274	Financial Services - 0.11%
		373,542	500	Stilwell Financial, Inc.	6,035
Computer-Peripheral Equipment - 1.70%
13,000	EMC Corporation *	59,410	Footwear - 0.36%
4,300	Network Appliance *	31,519	2,000	Skechers U.S.A, Inc. *	19,080
		90,929
Computer Services - 1.05%			Food Processing - 0.01%
4,000	Electronic Data Systems	55,920	50	Archer Daniels Midland, Inc.	625

Conglomerates - 1.60%			Internet - 1.27%
1,000	United Technologies	56,490	5,800	AOL Time Warner*	67,860
2,000	Koninklijke Phillips Electronics	29,060
		85,550	Insurance Property & Casualty - 0.03%
			43	Travelers Property Casualty Corp. Class A *	568
			88	Travelers Property Casualty Corp. Class B *	1,191
					1,759

Laser Systems/Components - 0.00%			Retail-Grocery - 0.26%
1	LCA-Vision Inc. Com *	1	1,000	The Kroger Co.	14,100

Major Drugs - 5.62%			Retail-Specialty - 0.81%
2,100	AstraZenica PLC (ADR)	64,197	1,000	Staples, Inc. *	12,790
8,000	Bayer AG (ADR)	140,800	3,000	Toys R Us, Inc.	30,540
3,000	Wyeth	95,400			43,330
		300,397	Retail-Technology - 1.17%
			2,000	RadioShack Corporation	40,120
Medical-Drugs - 10.39%			1,000	Best Buy Co., Inc. *	22,310
2,800	Bristol Myers Squibb Co.	66,640			62,430
1,500	Glaxo Smith Kline, Plc ADR	57,645	Retail-Food & Restaurant - 3.37%
5,500	Merck & Co. Inc.	251,405	10,200	McDonalds Corp.	180,132
2,800	Pfizer Inc.	81,256
4,600	Schering-Plough Corp.	98,072	Semiconductors - 1.72%
		555,018	5,000	Applied Materials, Inc. *	57,750
Medical Equipment & Supplies - 2.57%			4,000	NVIDIA Corporation *	34,240
4,500	Baxter International, Inc.	137,475			91,990
			Scientific and Technological Instruments - 0.16%
Metal Mining - 1.81%			1,600	Perkin Elmer, Inc.	8,720
5,000	Alcoa, Inc.	96,500
			Software & Programming - 0.22%
Miscellaneous Fabricated Products - 0.53%			259	Ascential Software Corp. *	482
2,000	Shaw Group, Inc.	28,400	500	Amdocs Limited *	3,200
			500	Cadence Design Systems, Inc. *	5,085
Money Center Banks - 0.55%			500	Siebel Systems, Inc. *	2,875
1,000	Citigroup, Inc.	29,650			11,642
			Telecommunications Equipment - 3.76%
Natural Gas Utilities - 0.54%			15,000	JDS Uniphase Corp. *	29,250
3,500	El Paso Corp. *	28,945	11,200	Lucent Technologies *	8,512
			7,800	Nokia Corp.	103,350
Oil & Gas-International Integrated - 1.88%			2,500	Scientific-Atlanta Inc.	31,275
2,016	BP PLC, ADS.	80,438	7,000	Tellabs Inc.*	28,490
500	Royal Dutch Petroleum ADR	20,085			200,877
		100,523	Telecommunications Services - 1.37%
Oil & Gas Operations- 0.50%			2,700	Sprint Corp. (FON Group)	24,624
1,000	Dynegy, Inc.	1,160	3,800	Vodaphone Airtouch ADR	48,754
1,000	Valero Energy Corp.	26,470			73,378
		27,630	Tires - 0.50%
Oil Well Services & Equipment- 1.78%			3,000	Goodyear Tire & Rubber Co.	26,670
2,200	Halliburton Co.	28,402
1,200	Schlumberger Ltd. *	46,152	Total for Common Stock - 103.58%		5,533,969
1,000	Transocean, Inc.	20,800
		95,354		Total Investments - 103.58%	$ 5,533,969
Retail- Home Improvement- 0.24%				(Cost $8,817,894)
500	Home Depot, Inc.	13,050
				Other Assets Less Liabilities -3.58%	(191,483)
Pollution Control-Eqpmt/Svcs - 0.44%
1,000	Waste Management	23,320		Net Assets - 100.00%	$ 5,342,486

Retail-Apparel/Shoe - 0.47%
2,300	Gap Inc.	24,955

*Non-Income producing security.

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Assets and Liabilities
September 30, 2002 (Unaudited)

Assets:
Investment Securities at Market Value	$ 5,533,969
(Identified Cost $8,817,894)
Receivables:
Dividends and Interest	6,818
Receivable for securities sold	304,844
Total Assets	5,845,631
Liabilities:
Accrued Expenses	11,121
Payable to Custodian	386,464
Payable for securities purchased	105,560
Total Liabilities	503,145
Net Assets	$ 5,342,486
Net Assets Consist of:
Capital Paid-In	11,818,739
Accumulated Undistributed Net Investment Income (Loss)	(42,256)
Accumulated Realized Gain (Loss) on Investments - Net	(3,150,072)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(3,283,925)
Net Assets, for 962,418 Shares Outstanding	$ 5,342,486
Net Asset Value and Redemption Price
Per Share ($5,342,486/962,418 shares)	$ 5.55

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Operations
September 30, 2002 (Unaudited)
Investment Income:
Dividends	$ 40,500

Interest	1,136
Total Investment Income	41,636
Expenses
Management Fees (Note 2)	83,892
Interest	2,749
Total Expenses	86,641
Less Expenses waived by Advisory	(2,749)
Net Expenses	83,892

Net Investment Income (Loss)	(42,256)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(1,463,605)
Unrealized Appreciation (Depreciation) on Investments	(1,174,632)
Net Realized and Unrealized Gain (Loss) on Investments	(2,638,237)

Net Increase (Decrease) in Net Assets from Operations	(2,680,493)

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Changes in Net Assets (Unaudited)
	4/1/2002	4/1/2001
	to	to
	9/30/2002	3/31/2002
From Operations:
Net Investment Income (Loss)	$ (42,256)	$ (165,275)
Net Realized Gain (Loss) on Investments	(1,463,605)	(1,787,525)
Net Unrealized Appreciation (Depreciation)	(1,174,632)	735,496
Increase (Decrease) in Net Assets from Operations	(2,680,493)	(1,217,304)
From Distributions to Shareholders
Net Realized Gain from Security Transactions	0	(639,117)
Net Decrease from Distributions	0	(639,117)
From Capital Share Transactions:
Proceeds From Sale of Shares	80,517	370,675
Shares Issued on Reinvestment of Dividends	0	639,117
Cost of Shares Redeemed	(387,445)	(2,456,196)
Net Increase (Decrease) from Shareholder Activity	(306,928)	(1,446,404)

Net Increase (Decrease) in Net Assets	(2,987,421)	(3,302,825)

Net Assets at Beginning of Period	8,329,907	11,632,732

Net Assets at End of Period	$ 5,342,486	$ 8,329,907

Share Transactions:
Issued	11,874	40,772
Reinvested	0	72,627
Redeemed	(52,331)	(271,325)
Net increase (decrease) in shares	(40,457)	(157,926)
Shares outstanding beginning of period	1,002,875	1,160,801
Shares outstanding end of period	962,418	1,002,875

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Financial Highlights (Undaudited)
Selected data for a share outstanding throughout the period:
	4/1/2002	4/1/2001	4/1/2000	4/1/1999	4/1/1998	4/1/1997
	to	to	to	to	to	to
	9/30/2002	3/31/2002	3/31/2001	3/31/2000	3/31/1999	3/31/1998
Net Asset Value -
Beginning of Period	$ 8.31	$ 10.02	$ 12.52	$ 11.36	$ 14.07	$ 12.64
Net Investment Income (Loss)	(0.04)	(0.14)	(0.07)	(0.13)	(0.17)	(0.09)
Net Gains or Losses on Securities
(realized and unrealized)	(2.72)	(0.97)	(1.34)	2.25	(2.33)	3.97
Total from Investment Operations	(2.76)	(1.11)	(1.41)	2.12	(2.50)	3.88

Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	(0.60)	(1.09)	(0.96)	(0.21)	(2.45)
Total Distributions	0.00	(0.60)	(1.09)	(0.96)	(0.21)	(2.45)
Net Asset Value -
End of Period	$ 5.55	$ 8.31	$ 10.02	$ 12.52	$ 11.36	$ 14.07
Total Return	(28.67)%	(11.43)%	(11.88)%	19.08%	(17.66)%	33.74%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	5,342	8,330	11,633	13,231	12,227	16,174

Ratio of Expenses to Average Net Assets Before Waiver	2.59%	2.51%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets Before Waiver	(1.35)%	(1.52)%	(0.79)%	(1.03)%	(1.43)%	(0.70)%
Ratio of Expenses to Average Net Assets After Waiver	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets After Waiver	(1.27)%	(1.51)%	(0.79)%	(1.03)%	(1.43)%	(0.70)%
Portfolio Turnover Rate	243.83%	80.17%	126.66%	130.85%	83.09%	58.92%

The accompanying notes are an integral part of the financial statements.

JHAVERI VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2002 (UNAUDITED)

Note 1. Organization

The Jhaveri Trust  (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the “Fund”). The Fund commenced operations May 1, 1995.  The Fund’s investment objective is to provide long term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the adviser. The investment adviser to the Fund is Investments Technology, Inc. (The “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards of $1,766,341 expire in 2009.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses.  As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  For the six months ending September, 2002, the Adviser has earned a fee of $83,892 from the Fund.

Note 4. Investments

For the six months ending September 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $8,317,370 and $8,171,506, respectively.  The gross unrealized appreciation for all securities totaled $25,132 and the gross unrealized depreciation for all securities totaled $3,309,057, or a net unrealized depreciation of $3,283,925. The aggregate cost of securities for federal income tax purposes at September 30, 2002 was $8,817,894.

Note 5. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of September 30, 2002, Nalini R. Jhaveri, M.D. and Ramesh C. Jhaveri, collectively owned over 53% of the Fund.

Board of Trustees

Ramesh C. Jhaveri

Saumil R. Jhaveri

Mukul M. Mehta

James F. Mueller

David R. Zavagno

Investment Adviser

Investments Technology, Inc.

18820 High Parkway

Cleveland, OH 44116

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Ste. C

Brecksville, Ohio 44141

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.